Contingent liabilities, contractual commitments, and guarantees	6 Months Ended
Jun. 30, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments, and guarantees

11	Contingent liabilities, contractual commitments and guarantees

		At
		30 Jun	31 Dec
		2019	2018
	Footnotes	$m	$m
Guarantees and contingent liabilities:
– financial guarantees		21,290	23,518
– performance and other guarantees		74,614	71,484
– other contingent liabilities		1,471	1,408
At the end of the period		97,375	96,410
Commitments:	1
– documentary credits and short-term trade-related transactions		6,671	7,083
– forward asset purchases and forward deposits placed		99,208	67,265
– standby facilities, credit lines and other commitments to lend		711,989	705,918
At the end of the period		817,868	780,266

1	Includes $629,891m of commitments at 30 June 2019 (31 December 2018: $592,008m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment.
The preceding table discloses the nominal principal amounts of off-balance sheet liabilities and commitments for the Group, which represent the maximum amounts at risk should the contracts be fully drawn upon and the clients default. As a significant portion of guarantees and commitments are expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements. The expected credit loss provision relating to guarantees and commitments is disclosed in Note 10.
Approximately half the guarantees have a term of less than one year, while guarantees with terms of more than one year are subject to HSBC’s annual credit review process.
Contingent liabilities arising from legal proceedings, regulatory and other matters against Group companies are disclosed in Notes 10 and 12.